Operating Segment and Revenue Information - Schedule of Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 4,263,762	¥ 4,027,478	¥ 3,569,006
Non-current assets	11,698,327	10,784,117
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	451,391	512,043	658,983
Non-current assets	366,276	373,133
U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,195,711	2,103,772	1,714,421
Non-current assets	8,223,949	7,560,491
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	966,835	842,668	739,168
Asia (excluding Japan)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	261,218	225,007	196,964
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	198,100	160,375	128,467
Russia/CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	72,594	88,431	62,057
Ireland
Disclosure of geographical areas [line items]
Non-current assets	885,496	792,382
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	860,795	799,325
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	117,911	95,182	¥ 68,945
Non-current assets	¥ 1,361,811	¥ 1,258,787